Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Cullen Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001109957
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2024
Prospectus Date	rr_ProspectusDate	Oct. 28, 2024
Cullen High Dividend Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cullen High Dividend Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Cullen High Dividend Equity Fund (the “High Dividend Fund” or the “Fund”) is to seek long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the High Dividend Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the High Dividend Fund’s performance. During the most recent fiscal year, the High Dividend Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the High Dividend Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The High Dividend Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in dividend paying common stocks of medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment) and large-capitalization companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment). As a point of comparison, a high dividend common stock that the High Dividend Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the S&P 500® Index.

The High Dividend Fund invests roughly similar amounts of its assets in each stock in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the High Dividend Fund, in order to generate additional income, may selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the High Dividend Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The High Dividend Fund may invest up to 30% of its assets in foreign securities. These investments are generally made in American Depositary Receipts (“ADRs”), which are depositary receipts for foreign securities denominated in U.S. dollars and traded in U.S. securities markets or available through a U.S. broker or dealer. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The High Dividend Fund generally invests substantially all of its assets in common stocks and ADRs but may invest in other equity securities, which can include convertible debt, exchange-traded funds (“ETFs”) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (“REITs”), equity interests in master limited partnerships (“MLPs”), and preferred stocks.

The Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The High Dividend Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in dividend paying common stocks of medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment) and large-capitalization companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the shares of the High Dividend Fund by showing the variability of the Retail Class’s returns (the class with the longest period of annual returns). The bar chart shows the total return of the High Dividend Fund by showing the changes in the High Dividend Fund’s performance from year to year (on a calendar year basis). The table shows the High Dividend Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and table assume that all dividends and distributions are reinvested in the High Dividend Fund. Remember, the High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the High Dividend Fund will perform in the future.

Updated performance information, including its current net asset value, is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the shares of the High Dividend Fund by showing the variability of the Retail Class’s returns (the class with the longest period of annual returns).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-485-8586
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cullenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the High Dividend Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31, 2023
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The High Dividend Fund’s 2024 year-to-date total return through September 30, 2024 was 14.22%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	14.98%	Q4/2022
Lowest Return	-26.42%	Q1/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I and Class C shares will differ.
Cullen High Dividend Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Like all investments, investing in the High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.
Cullen High Dividend Equity Fund | General Stock Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Stock Risks. The High Dividend Fund’s major risks are those of investing in the stock market, which can mean that the High Dividend Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the High Dividend Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the High Dividend Fund invests. Stock markets worldwide experience volatility as a result of market participants reacting to economic data and market indicators that contradict previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse, thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the High Dividend Fund’s shares. As a result, you could lose money investing in the High Dividend Fund.

Cullen High Dividend Equity Fund | Medium-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium-Capitalization Companies Risk. The High Dividend Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the High Dividend Fund’s portfolio.

Cullen High Dividend Equity Fund | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Companies Risk. The Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Cullen High Dividend Equity Fund | Value Style Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the High Dividend Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Cullen High Dividend Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

●	future political and economic developments,

●	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,

●	the possible establishment of exchange controls,

●	the possible seizure or nationalization of foreign investments, and

●	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the High Dividend Fund if any of the following occur:

●	foreign stock markets decline in value,

●	the High Dividend Fund has difficulty selling smaller capitalization or emerging market stocks during a turbulent market due to lower liquidity,

●	the value of a foreign currency declines relative to the U.S. dollar, or

●	political, social or economic instability in a foreign country causes the value of the High Dividend Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Cullen High Dividend Equity Fund | Options or Covered Call Writing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options or Covered Call Writing Risk. The Fund may write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. The market price of the call will, in most instances, move in conjunction with the price of the underlying equity security. However, if the security rises in value and the call is exercised, the High Dividend Fund may not participate fully in the market appreciation of the security, which may negatively affect your investment return. The Fund’s writing of covered call options is also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), governs the use of certain derivatives by registered investment companies. The Fund has implemented policies and procedures to comply with Rule 18f-4. Rule 18f-4 imposes limits on the amount of certain derivatives a fund can enter into, eliminated the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives (including for purposes of Rule 18f- 4, covered call options) is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

The U.S. government may consider adopting and implementing other new, additional regulations governing derivatives markets, which new regulations may impact options or covered call writing, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, impose reporting and other obligations on the Fund in connection with its investments in derivatives, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use derivative products, including options or covered calls, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Cullen High Dividend Equity Fund | Market Disruptions Risk; Sovereign Debt Crises Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Disruptions Risk; Sovereign Debt Crises Risk. The global financial markets have in recent years undergone pervasive and fundamental disruptions. This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including political uncertainty, and high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world. The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Cullen High Dividend Equity Fund | Government Intervention Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Government Intervention Risk. The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Cullen High Dividend Equity Fund | Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in Other Investment Companies Risk. As with other investments, investments in other investment companies, including exchange-traded funds ETFs, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by waivers).

Cullen High Dividend Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Cullen High Dividend Equity Fund | Cullen High Dividend Equity Fund - Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHDEX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	706	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,592	[5]
Annual Return 2014	rr_AnnualReturn2014	11.68%
Annual Return 2015	rr_AnnualReturn2015	0.06%
Annual Return 2016	rr_AnnualReturn2016	10.33%
Annual Return 2017	rr_AnnualReturn2017	16.78%
Annual Return 2018	rr_AnnualReturn2018	(4.89%)
Annual Return 2019	rr_AnnualReturn2019	19.66%
Annual Return 2020	rr_AnnualReturn2020	(4.31%)
Annual Return 2021	rr_AnnualReturn2021	26.34%
Annual Return 2022	rr_AnnualReturn2022	(3.73%)
Annual Return 2023	rr_AnnualReturn2023	2.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.42%)
1 Year	rr_AverageAnnualReturnYear01	2.67%
5 Years	rr_AverageAnnualReturnYear05	7.42%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Cullen High Dividend Equity Fund | Cullen High Dividend Equity Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.14%)	[6]
5 Years	rr_AverageAnnualReturnYear05	5.05%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.77%	[6]
Cullen High Dividend Equity Fund | Cullen High Dividend Equity Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.49%
5 Years	rr_AverageAnnualReturnYear05	5.65%
10 Years	rr_AverageAnnualReturnYear10	5.26%
Cullen High Dividend Equity Fund | Cullen High Dividend Equity Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHDVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	572	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,308	[5]
1 Year	rr_AverageAnnualReturnYear01	2.99%
5 Years	rr_AverageAnnualReturnYear05	7.69%
10 Years	rr_AverageAnnualReturnYear10	7.22%
Cullen High Dividend Equity Fund | Cullen High Dividend Equity Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHVCX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.10%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,096	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,400	[5]
1 Year	rr_AverageAnnualReturnYear01	1.92%
5 Years	rr_AverageAnnualReturnYear05	6.62%
10 Years	rr_AverageAnnualReturnYear10	6.16%
Cullen International High Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cullen International High Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cullen International High Dividend Fund (the “International High Dividend Fund” or the “Fund”) seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International High Dividend Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The International High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when International High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International High Dividend Fund’s performance. During the most recent fiscal year, the International High Dividend Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the International High Dividend Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the International High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the International High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the International High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The International High Dividend Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in high dividend paying common stocks of medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment) and large-capitalization companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment) headquartered outside the United States in common stocks traded on exchanges not located in the United States and in American Depositary Receipts (“ADRs”). As a point of comparison, a high dividend paying common stock that the International High Dividend Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the MSCI EAFE Stock Index.

ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The International High Dividend Fund intends to diversify its investments across different countries, and the percentage of the International High Dividend Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The International High Dividend Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. The International High Dividend Fund may consider investments in companies in any of the world’s developed stock markets, such as the United Kingdom and stock markets in the European Union. The International High Dividend Fund also may consider investments in developed and emerging stock markets in Asia, such as Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and Mexico also may be considered.

The International High Dividend Fund generally invests substantially all of its assets in common stocks and ADRs but may invest in other equity securities, which can include European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), convertible debt, exchange-traded funds (“ETFs”) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (“REITs”), equity interests in master limited partnerships (“MLPs”), and preferred stocks. The International High Dividend Fund invests roughly similar amounts of its assets in each position in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the International High Dividend Fund, in order to generate additional income, may selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the International High Dividend Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The International High Dividend Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in high dividend paying common stocks of medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment) and large-capitalization companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment) headquartered outside the United States in common stocks traded on exchanges not located in the United States and in American Depositary Receipts (“ADRs”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the shares of the International High Dividend Fund by showing the variability of the Retail Class’s returns (the class with the longest period of annual returns). The bar chart shows the total return of the International High Dividend Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows the International High Dividend Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and table assume that all dividends and distributions are reinvested in the International High Dividend Fund. Remember, the International High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the shares of the International High Dividend Fund by showing the variability of the Retail Class’s returns (the class with the longest period of annual returns).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-485-8586
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cullenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the International High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31, 2023
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The International High Dividend Fund’s 2024 year-to-date total return through September 30, 2024 was 11.38%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	16.40%	Q4/2022
Lowest Return	-21.69%	Q1/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I and Class C shares will differ.
Cullen International High Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Like all investments, investing in the International High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.
Cullen International High Dividend Fund | General Stock Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Stock Risks. The International High Dividend Fund’s major risks are those of investing in the stock market, which can mean that the International High Dividend Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the International High Dividend Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the International High Dividend Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse, thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the International High Dividend Fund’s shares. As a result, you could lose money investing in the International High Dividend Fund.

Cullen International High Dividend Fund | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Companies Risk. The Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Cullen International High Dividend Fund | Value Style Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the International High Dividend Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Cullen International High Dividend Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

●	future political and economic developments,
●	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
●	the possible establishment of exchange controls,
●	the possible seizure or nationalization of foreign investments, and
●	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the International High Dividend Fund if any of the following occur:

●	foreign stock markets decline in value,
●	the International High Dividend Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,
●	the value of a foreign currency declines relative to the U.S. dollar, or
●	political, social or economic instability in a foreign country causes the value of the International High Dividend Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Cullen International High Dividend Fund | Options or Covered Call Writing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options or Covered Call Writing Risk. The Fund may write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. The market price of the call will, in most instances, move in conjunction with the price of the underlying equity security. However, if the security rises in value and the call is exercised, the International High Dividend Fund may not participate fully in the market appreciation of the security, which may negatively affect your investment return. The Fund’s writing of covered call options is also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), governs the use of certain derivatives by registered investment companies. The Fund has implemented policies and procedures to comply with Rule 18f-4. Rule 18f-4 imposes limits on the amount of certain derivatives a fund can enter into, eliminated the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives (including for purposes of Rule 18f- 4, covered call options) is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

The U.S. government may consider adopting and implementing other new, additional regulations governing derivatives markets, which new regulations may impact options or covered call writing, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, impose reporting and other obligations on the Fund in connection with its investments in derivatives, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use derivative products, including options or covered calls, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Cullen International High Dividend Fund | Market Disruptions Risk; Sovereign Debt Crises Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Disruptions Risk; Sovereign Debt Crises Risk. The global financial markets have in recent years undergone pervasive and fundamental disruptions. This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including political uncertainty, and high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world. The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Cullen International High Dividend Fund | Government Intervention Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Government Intervention Risk. The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Cullen International High Dividend Fund | Medium-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium-Capitalization Companies Risk. The International High Dividend Fund may invest in the stocks of medium-capitalization companies. Medium- capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the International High Dividend Fund’s portfolio.

Cullen International High Dividend Fund | European Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

European Securities Risk. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

Russia launched a large-scale invasion of Ukraine in February 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Cullen International High Dividend Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or region or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Cullen International High Dividend Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the International High Dividend Fund.

Cullen International High Dividend Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.85%
5 Years	rr_AverageAnnualReturnYear05	8.69%
10 Years	rr_AverageAnnualReturnYear10	4.78%
Cullen International High Dividend Fund | Cullen International High Dividend Fund - Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CIHDX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.48%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	445	[11]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	786	[11]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,747	[11]
Annual Return 2014	rr_AnnualReturn2014	(7.92%)
Annual Return 2015	rr_AnnualReturn2015	(3.29%)
Annual Return 2016	rr_AnnualReturn2016	0.79%
Annual Return 2017	rr_AnnualReturn2017	17.72%
Annual Return 2018	rr_AnnualReturn2018	(15.87%)
Annual Return 2019	rr_AnnualReturn2019	21.04%
Annual Return 2020	rr_AnnualReturn2020	2.83%
Annual Return 2021	rr_AnnualReturn2021	10.93%
Annual Return 2022	rr_AnnualReturn2022	(10.63%)
Annual Return 2023	rr_AnnualReturn2023	17.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.69%)
1 Year	rr_AverageAnnualReturnYear01	17.43%
5 Years	rr_AverageAnnualReturnYear05	7.70%
10 Years	rr_AverageAnnualReturnYear10	2.56%
Cullen International High Dividend Fund | Cullen International High Dividend Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.95%	[12]
5 Years	rr_AverageAnnualReturnYear05	6.80%	[12]
10 Years	rr_AverageAnnualReturnYear10	1.76%	[12]
Cullen International High Dividend Fund | Cullen International High Dividend Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.71%
5 Years	rr_AverageAnnualReturnYear05	5.85%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Cullen International High Dividend Fund | Cullen International High Dividend Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CIHIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	367	[11]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	653	[11]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,467	[11]
1 Year	rr_AverageAnnualReturnYear01	17.78%
5 Years	rr_AverageAnnualReturnYear05	7.98%
10 Years	rr_AverageAnnualReturnYear10	2.84%
Cullen International High Dividend Fund | Cullen International High Dividend Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CIHCX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.23%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	675	[11]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,173	[11]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,543	[11]
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	6.88%
10 Years	rr_AverageAnnualReturnYear10	1.80%
Cullen Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cullen Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cullen Small Cap Value Fund (the “Small Cap Value Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Small Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Value Fund’s performance. During the most recent fiscal year, the Small Cap Value Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Small Cap Value Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Small Cap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small Cap Value Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in small-capitalization companies, which the Fund defines as those companies with market capitalizations below $5 billion at the time of original purchase. The Adviser generally selects stocks of companies that have the following characteristics:

●	a below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Russell 2000 Value Stock Index;

●	above average projected earnings growth as compared to the average projected earnings growth of the equity securities in the Russell 2000 Value Stock Index.

The Small Cap Value Fund generally invests substantially all of its assets in common stocks and other equity securities, which can include convertible debt, exchange-traded funds (“ETFs”) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), and preferred stocks. The Small Cap Value Fund invests roughly similar amounts of its assets in each security in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their price or earnings growth potential.

The Small Cap Value Fund may invest up to 30% of its assets in securities of companies headquartered outside the United States. These investments will be made in securities traded on exchanges outside the United States and/or American Depositary Receipts (“ADRs”), which are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Small Cap Value Fund intends to diversify its investments in securities of companies headquartered outside the United States across different countries, and the percentage of the Small Cap Value Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment, subject to other restrictions described herein. The Small Cap Value Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. The Fund may consider investments in companies in any of the world’s developed or emerging stock markets.

As part of its strategy, the Small Cap Value Fund, in order to generate additional income, may selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the Small Cap Value Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Small Cap Value Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Small Cap Value Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in small-capitalization companies, which the Fund defines as those companies with market capitalizations below $5 billion at the time of original purchase.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information shows the variability of the Retail Class’s returns (the class with the longest period of annual returns) and demonstrates some of the risks of investing in the shares of the Small Cap Value Fund. The bar chart shows the total return of the Small Cap Value Fund and shows the changes in the Small Cap Value Fund’s performance from year to year (on a calendar year basis). The table shows the Small Cap Value Fund’s average annual total return over time compared to one or more broad measures of market performance. The Russell 1000 Index serves as the Fund’s regulatory broad-based securities market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Small Cap Value Fund. The Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information shows the variability of the Retail Class’s returns (the class with the longest period of annual returns) and demonstrates some of the risks of investing in the shares of the Small Cap Value Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Per new regulatory requirements, the Fund’s regulatory broad-based securities market index is the Russell 1000® Index, which represents the overall U.S. equity market.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-485-8586
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cullenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31, 2023
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Small Cap Value Fund’s 2024 year-to-date total return through September 30, 2024 was 11.13%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	40.91%	Q4/2020
Lowest Return	-36.31%	Q1/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ.
Cullen Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Like all investments, investing in the Small Cap Value Fund involves risks, including the risk that you may lose part or all of the money you invest.
Cullen Small Cap Value Fund | General Stock Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Stock Risks. The Small Cap Value Fund’s major risks are those of investing in the stock market, which can mean the Small Cap Value Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the Small Cap Value Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Small Cap Value Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse, thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Small Cap Value Fund’s shares. As a result, you could lose money investing in the Small Cap Value Fund.

Cullen Small Cap Value Fund | Value Style Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Small Cap Value Fund’s “value” investment style may sometimes be lower than that of other types of equity funds.

Cullen Small Cap Value Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

●	future political and economic developments,
●	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
●	the possible establishment of exchange controls,
●	the possible seizure or nationalization of foreign investments, and
●	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Small Cap Value Fund if any of the following occur:

●	foreign stock markets decline in value,
●	the Small Cap Value Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,
●	the value of a foreign currency declines relative to the U.S. dollar, or
●	political, social or economic instability in a foreign country causes the value of the Small Cap Value Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Cullen Small Cap Value Fund | Options or Covered Call Writing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options or Covered Call Writing Risk. The Fund may write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. The market price of the call will, in most instances, move in conjunction with the price of the underlying equity security. However, if the security rises in value and the call is exercised, the Small Cap Value Fund may not participate fully in the market appreciation of the security, which may negatively affect your investment return. The Fund’s writing of covered call options is also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), governs the use of certain derivatives by registered investment companies. The Fund has implemented policies and procedures to comply with Rule 18f-4. Rule 18f-4 imposes limits on the amount of certain derivatives a fund can enter into, eliminated the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives (including for purposes of Rule 18f- 4, covered call options) is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

The U.S. government may consider adopting and implementing other new, additional regulations governing derivatives markets, which new regulations may impact options or covered call writing, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, impose reporting and other obligations on the Fund in connection with its investments in derivatives, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use derivative products, including options or covered calls, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Cullen Small Cap Value Fund | Government Intervention Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Government Intervention Risk. The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Cullen Small Cap Value Fund | Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Capitalization Companies Risk. The Small Cap Value Fund invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile, and they face greater risk of business reversals, which could increase the volatility of the Small Cap Value Fund’s portfolio. Further, due to thin trading in some such companies, an investment may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks.

Cullen Small Cap Value Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

Cullen Small Cap Value Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financials Sector Risk. To the extent the Fund focuses on the financials sector, the Fund may be more susceptible to the particular risks that may affect companies in the financials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financials sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change.

Cullen Small Cap Value Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Shareholder Risk. Certain large shareholders, the Adviser or an affiliate of the Adviser, or another entity, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

Cullen Small Cap Value Fund | Market Disruptions Risk; Sovereign Debt Crises Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Disruptions Risk; Sovereign Debt Crises Risk. The global financial markets have in recent years undergone pervasive and fundamental disruptions. This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including political uncertainty, and high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world. The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Cullen Small Cap Value Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher-than-normal portfolio turnover may adversely affect Fund performance.

Cullen Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Cullen Small Cap Value Fund | Russell 1000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.51%	[13]
5 Years	rr_AverageAnnualReturnYear05	13.63%	[13]
10 Years	rr_AverageAnnualReturnYear10	9.79%	[13]
Cullen Small Cap Value Fund | Cullen Small Cap Value Fund - Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CUSRX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.82%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.07%	[16]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	979	[18]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,847	[18]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,087
Annual Return 2014	rr_AnnualReturn2014	(12.72%)
Annual Return 2015	rr_AnnualReturn2015	(6.82%)
Annual Return 2016	rr_AnnualReturn2016	18.90%
Annual Return 2017	rr_AnnualReturn2017	1.52%
Annual Return 2018	rr_AnnualReturn2018	(9.84%)
Annual Return 2019	rr_AnnualReturn2019	22.47%
Annual Return 2020	rr_AnnualReturn2020	11.71%
Annual Return 2021	rr_AnnualReturn2021	21.60%
Annual Return 2022	rr_AnnualReturn2022	0.19%
Annual Return 2023	rr_AnnualReturn2023	5.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.31%)
1 Year	rr_AverageAnnualReturnYear01	5.43%
5 Years	rr_AverageAnnualReturnYear05	11.94%
10 Years	rr_AverageAnnualReturnYear10	4.52%
Cullen Small Cap Value Fund | Cullen Small Cap Value Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.87%	[19]
5 Years	rr_AverageAnnualReturnYear05	10.60%	[19]
10 Years	rr_AverageAnnualReturnYear10	2.85%	[19]
Cullen Small Cap Value Fund | Cullen Small Cap Value Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	9.39%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Cullen Small Cap Value Fund | Cullen Small Cap Value Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CUSIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.82%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.82%	[16]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906	[18]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,728	[18]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,869
1 Year	rr_AverageAnnualReturnYear01	5.75%
5 Years	rr_AverageAnnualReturnYear05	12.23%
10 Years	rr_AverageAnnualReturnYear10	4.75%
Cullen Small Cap Value Fund | Cullen Small Cap Value Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CUSCX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.82%	[15]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.82%	[16]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,197	[18]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,195	[18]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,705
1 Year	rr_AverageAnnualReturnYear01	4.66%
5 Years	rr_AverageAnnualReturnYear05	11.10%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Cullen Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cullen Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cullen Value Fund (the “Value Fund” or the “Fund”) seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance. During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Value Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Value Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies across all market capitalizations.

The Value Fund invests roughly the same amount in each stock in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

The Value Fund may invest up to 30% of its assets in foreign securities, including up to 10% of its assets in securities of emerging market issuers. These investments are generally made in American Depositary Receipts (“ADRs”), which are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Value Fund generally invests substantially all of its assets in common stocks and ADRs but may invest in other equity securities, which can include convertible debt, exchange-traded funds (“ETFs”) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (“REITs”), equity interests in master limited partnerships (“MLPs”), and preferred stocks.

As part of its strategy, the Value Fund, in order to generate additional income, may selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the Value Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Value Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Value Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies across all market capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the total return of the Value Fund from year to year (on a calendar year-to-date basis), and the table shows the Value Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Value Fund and, by comparing the Fund’s performance to one or more broad measures of market performance, give some indication of the risks of an investment in the Fund. The Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Value Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the total return of the Value Fund from year to year (on a calendar year-to-date basis), and the table shows the Value Fund’s average annual total return over time compared to one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-485-8586
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cullenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Value Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31, 2023
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Value Fund’s 2024 year-to-date total return through September 30, 2024 was 12.90%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	15.79%	Q2/2020
Lowest Return	-24.96%	Q1/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ.
Cullen Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Like all investments, investing in the Value Fund involves risks, including the risk that you may lose part or all of the money you invest.
Cullen Value Fund | General Stock Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Stock Risks. The Value Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance through its investments in the stock market. Periods of poor performance and declines in value of the Value Fund’s underlying equity investments can be caused, and also be further prolonged, by other factors confronting the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Value Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse, thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. Market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Value Fund’s shares. As a result, you could lose money investing in the Value Fund.

Cullen Value Fund | Medium-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium-Capitalization Companies Risk. The Value Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Value Fund’s portfolio.

Cullen Value Fund | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Companies Risk. The Value Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Cullen Value Fund | Value Style Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Value Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Cullen Value Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

●	future political and economic developments,
●	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
●	the possible establishment of exchange controls,
●	the possible seizure or nationalization of foreign investments, and
●	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Value Fund if any of the following occur:

●	foreign stock markets decline in value,
●	the Value Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,
●	the value of a foreign currency declines relative to the U.S. dollar, or
●	political, social or economic instability in a foreign country causes the value of the Value Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Cullen Value Fund | Government Intervention Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Government Intervention Risk. The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Cullen Value Fund | Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Capitalization Companies Risk. The Value Fund invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile, and they face greater risk of business reversals, which could increase the volatility of the Value Fund’s portfolio. Further, due to thin trading in some such companies, an investment may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks.

Cullen Value Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financials Sector Risk. To the extent the Fund focuses on the financials sector, the Fund may be more susceptible to the particular risks that may affect companies in the financials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financials sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change.

Cullen Value Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Shareholder Risk. Certain large shareholders, the Adviser or an affiliate of the Adviser, or another entity, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

Cullen Value Fund | Market Disruptions Risk; Sovereign Debt Crises Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Disruptions Risk; Sovereign Debt Crises Risk. The global financial markets have in recent years undergone pervasive and fundamental disruptions. This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including political uncertainty, high and growing debt levels by many consumers, and business institutions and governments in the United States, certain countries in Europe and elsewhere around the world. The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Cullen Value Fund | Health Care Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Health Care Sector Risk. To the extent the Fund focuses on the health care sector, the Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the health care sector may be adversely affected by the following factors, among others, rising costs of medical products and services, changes in the demand for medical products and services, changes in technologies, and extensive government regulations. Many health care companies are subject to extensive litigation based on product liability and similar claims. Many new products in the health care sector may be subject to regulatory approvals and the process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. In addition, there have been a number of legislative proposals concerning health care companies in recent years and the impact of recent or future regulation on health care companies cannot be predicted.

Cullen Value Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Cullen Value Fund | Cullen Value Fund - Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CVLEX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[20]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.43%	[21]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.68%	[22]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.68%)	[23]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	672	[24]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,269	[24]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,884	[24]
Annual Return 2014	rr_AnnualReturn2014	8.29%
Annual Return 2015	rr_AnnualReturn2015	(1.62%)
Annual Return 2016	rr_AnnualReturn2016	13.89%
Annual Return 2017	rr_AnnualReturn2017	17.61%
Annual Return 2018	rr_AnnualReturn2018	(5.17%)
Annual Return 2019	rr_AnnualReturn2019	24.10%
Annual Return 2020	rr_AnnualReturn2020	1.90%
Annual Return 2021	rr_AnnualReturn2021	20.13%
Annual Return 2022	rr_AnnualReturn2022	(5.71%)
Annual Return 2023	rr_AnnualReturn2023	5.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.96%)
1 Year	rr_AverageAnnualReturnYear01	5.17%
5 Years	rr_AverageAnnualReturnYear05	8.54%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Cullen Value Fund | Cullen Value Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.05%	[25]
5 Years	rr_AverageAnnualReturnYear05	5.80%	[25]
10 Years	rr_AverageAnnualReturnYear10	5.61%	[25]
Cullen Value Fund | Cullen Value Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.53%
5 Years	rr_AverageAnnualReturnYear05	6.42%
10 Years	rr_AverageAnnualReturnYear10	5.70%
Cullen Value Fund | Cullen Value Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CVLVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[20]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.43%	[21]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.43%	[22]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.68%)	[23]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	596	[24]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,143	[24]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,634	[24]
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	8.80%
10 Years	rr_AverageAnnualReturnYear10	7.64%
Cullen Value Fund | Cullen Value Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CVLFX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[20]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.43%	[21]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.43%	[22]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.68%)	[23]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	897	[24]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,639	[24]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,595	[24]
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Years	rr_AverageAnnualReturnYear05	7.73%
10 Years	rr_AverageAnnualReturnYear10	6.58%
Cullen Emerging Markets High Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cullen Emerging Markets High Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cullen Emerging Markets High Dividend Fund (the “Emerging Markets High Dividend Fund” or the “Fund”) seeks current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets High Dividend Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Emerging Markets High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Emerging Markets High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Emerging Markets High Dividend Fund’s performance. During the most recent fiscal year, the Emerging Markets Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Emerging Markets High Dividend Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Emerging Markets High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Emerging Markets High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Emerging Markets High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Emerging Markets High Dividend Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in high dividend paying securities of companies across all capitalizations that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries. As a point of comparison, a high dividend paying common stock that the Emerging Markets High Dividend Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the MSCI Emerging Markets Index.

An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a relatively low to middle income economy. In selecting stocks, the Emerging Markets High Dividend Fund’s portfolio managers select companies that have growth potential, focusing on companies across all capitalizations. The Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) which invest in emerging countries, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar instruments (ADRs, EDRs and GDRs are hereinafter collectively referred to as “depositary receipts”), and similar types of investments representing emerging markets securities. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Emerging Markets High Dividend Fund intends to diversify its investments across different countries, and the percentage of the Emerging Markets High Dividend Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. However, the Fund will not have more than 30% of its total assets invested as at the time of purchase in securities of any one country.

The Emerging Markets High Dividend Fund generally invests substantially all of its assets in common stocks and depositary receipts but can invest in other equity securities, which can include convertible debt, exchange-traded funds (“ETFs”) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (“REITs”), equity interests in master limited partnerships (“MLPs”), and preferred stocks. The Emerging Markets High Dividend Fund invests roughly the same amount of its assets in each position in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the Emerging Markets High Dividend Fund, in order to generate additional income, may selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the Emerging Markets High Dividend Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Emerging Markets High Dividend Fund will not engage in derivatives except to the extent that either (1) the writing of covered call options, and or (2) participatory notes, is deemed to involve derivatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Emerging Markets High Dividend Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in high dividend paying securities of companies across all capitalizations that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the total return of the Emerging Markets High Dividend Fund from year to year (on a calendar year-to-date basis), and the table shows the Emerging Markets High Dividend Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Emerging Markets High Dividend Fund and, by comparing the Fund’s performance to one or more broad measures of market performance, give some indication of the risks of an investment in the Fund. The Emerging Markets High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Emerging Markets High Dividend Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the total return of the Emerging Markets High Dividend Fund from year to year (on a calendar year-to-date basis), and the table shows the Emerging Markets High Dividend Fund’s average annual total return over time compared to one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-485-8586
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cullenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Emerging Markets High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Emerging Markets High Dividend Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31, 2023
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Emerging Markets High Dividend Fund’s 2024 year-to-date total return through September 30, 2024 was 12.67%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	21.08%	Q4/2020
Lowest Return	-26.19%	Q1/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ.
Cullen Emerging Markets High Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Like all investments, investing in the Emerging Markets High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.
Cullen Emerging Markets High Dividend Fund | General Stock Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Stock Risks. The Emerging Markets High Dividend Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance through its investment in the stock market. Periods of poor performance and declines in value of the Emerging Markets High Dividend Fund’s underlying equity investments can be caused, and also be further prolonged by other factors confronting the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Emerging Markets High Dividend Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse, thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. Market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Emerging Markets High Dividend Fund’s shares. As a result, you could lose money investing in the Emerging Markets High Dividend Fund.

Cullen Emerging Markets High Dividend Fund | Medium-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium-Capitalization Companies Risk. The Emerging Markets High Dividend Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Emerging Markets High Dividend Fund’s portfolio.

Cullen Emerging Markets High Dividend Fund | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Companies Risk. The Emerging Markets High Dividend Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Cullen Emerging Markets High Dividend Fund | Value Style Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Emerging Markets High Dividend Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Cullen Emerging Markets High Dividend Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

●	future political and economic developments,
●	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
●	the possible establishment of exchange controls,
●	the possible seizure or nationalization of foreign investments, and
●	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Emerging Markets High Dividend Fund if any of the following occur:

●	foreign stock markets decline in value,
●	the Emerging Markets High Dividend Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,
●	the value of a foreign currency declines relative to the U.S. dollar, or
●	political, social or economic instability in a foreign country causes the value of the Emerging Markets High Dividend Fund’s investments to decline.

ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Cullen Emerging Markets High Dividend Fund | Options or Covered Call Writing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options or Covered Call Writing Risk. The Fund may write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. The market price of the call will, in most instances, move in conjunction with the price of the underlying equity security. However, if the security rises in value and the call is exercised, the Emerging Markets High Dividend Fund may not participate fully in the market appreciation of the security, which may negatively affect your investment return. The Fund’s writing of covered call options is also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), governs the use of certain derivatives by registered investment companies. The Fund has implemented policies and procedures to comply with Rule 18f-4. Rule 18f-4 imposes limits on the amount of certain derivatives a fund can enter into, eliminated the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives (including for purposes of Rule 18f- 4, covered call options) is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

The U.S. government may consider adopting and implementing other new, additional regulations governing derivatives markets, which new regulations may impact options or covered call writing, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, impose reporting and other obligations on the Fund in connection with its investments in derivatives, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use derivative products, including options or covered calls, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Cullen Emerging Markets High Dividend Fund | Government Intervention Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Government Intervention Risk. The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Cullen Emerging Markets High Dividend Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or region or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Cullen Emerging Markets High Dividend Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the Emerging Markets High Dividend Fund.

Cullen Emerging Markets High Dividend Fund | Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Capitalization Companies Risk. The Emerging Markets High Dividend Fund invests in the stocks of small-capitalization companies. Small- capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile, and they face greater risk of business reversals, which could increase the volatility of the Emerging Markets High Dividend Fund’s portfolio. Further, due to thin trading in some such companies, an investment may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks.

Cullen Emerging Markets High Dividend Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financials Sector Risk. To the extent the Fund focuses on the financials sector, the Fund may be more susceptible to the particular risks that may affect companies in the financials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financials sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change.

Cullen Emerging Markets High Dividend Fund | Market Disruptions Risk; Sovereign Debt Crises Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Disruptions Risk; Sovereign Debt Crises Risk. The global financial markets have in recent years undergone pervasive and fundamental disruptions. This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including political uncertainty, and high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world. The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Cullen Emerging Markets High Dividend Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Cullen Emerging Markets High Dividend Fund | Risk of Investing in Emerging Market Countries [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in Emerging Market Countries. All of the risks of investing in foreign securities are heightened by investing in emerging markets. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse, less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price and may be particularly sensitive to certain economic changes.

There may be less government supervision and regulation of foreign securities and currency markets, trading systems and brokers in certain foreign markets as compared to the United States, which may decrease the rights and protections of investors in the Emerging Markets High Dividend Fund. Information about securities may not be as readily available as in the United States because foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers which may increase the Emerging Markets High Dividend Fund’s regulatory and compliance burden. Brokerage commissions, withholding taxes, custodial fees, and other fees generally are higher in foreign markets. The policies and procedures followed by foreign stock exchanges, currency markets, trading systems and brokers may differ from those applicable in the United States, with possibly negative consequences to the Emerging Markets High Dividend Fund. Differences in the legal system between foreign governments and the United States may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments on such government debt, representing a large percentage of total GDP, has become too burdensome for governments within emerging markets to meet. Some governments within emerging markets have been forced to seek a restructuring of their loan and/or bond obligations and have declared a temporary suspension of interest payments or have defaulted. These events have affected adversely the values of securities issued by governments within emerging markets and companies in emerging markets countries and have impacted negatively both the present cost of borrowing and their ability to borrow in the future.

Cullen Emerging Markets High Dividend Fund | Technology Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Securities Risk. Certain technology-related companies may face special risks that their products or services may not prove to be commercially successful. Technology-related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, certain technology-related companies in which the Fund may invest may not currently be profitable and there can be no assurance that such companies will be profitable in the future.

Cullen Emerging Markets High Dividend Fund | MSCI Emerging Markets Stock Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Cullen Emerging Markets High Dividend Fund | Cullen Emerging Markets High Dividend Fund - Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CEMDX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[26]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[27]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%	[28]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443	[30]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	781	[30]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,736	[30]
Annual Return 2014	rr_AnnualReturn2014	(1.67%)
Annual Return 2015	rr_AnnualReturn2015	(11.14%)
Annual Return 2016	rr_AnnualReturn2016	6.01%
Annual Return 2017	rr_AnnualReturn2017	29.44%
Annual Return 2018	rr_AnnualReturn2018	(16.42%)
Annual Return 2019	rr_AnnualReturn2019	19.49%
Annual Return 2020	rr_AnnualReturn2020	8.37%
Annual Return 2021	rr_AnnualReturn2021	6.51%
Annual Return 2022	rr_AnnualReturn2022	(13.23%)
Annual Return 2023	rr_AnnualReturn2023	26.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.19%)
1 Year	rr_AverageAnnualReturnYear01	26.11%
5 Years	rr_AverageAnnualReturnYear05	8.58%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Cullen Emerging Markets High Dividend Fund | Cullen Emerging Markets High Dividend Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.14%	[31]
5 Years	rr_AverageAnnualReturnYear05	7.37%	[31]
10 Years	rr_AverageAnnualReturnYear10	3.06%	[31]
Cullen Emerging Markets High Dividend Fund | Cullen Emerging Markets High Dividend Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.79%
5 Years	rr_AverageAnnualReturnYear05	6.35%
10 Years	rr_AverageAnnualReturnYear10	2.88%
Cullen Emerging Markets High Dividend Fund | Cullen Emerging Markets High Dividend Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CEMFX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[26]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[27]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%	[28]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365	[30]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649	[30]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,456	[30]
1 Year	rr_AverageAnnualReturnYear01	26.39%
5 Years	rr_AverageAnnualReturnYear05	8.85%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Cullen Emerging Markets High Dividend Fund | Cullen Emerging Markets High Dividend Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CEMGX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[26]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[27]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%	[28]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	673	[30]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,169	[30]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,534	[30]
1 Year	rr_AverageAnnualReturnYear01	25.17%
5 Years	rr_AverageAnnualReturnYear05	7.77%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Cullen Enhanced Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cullen Enhanced Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cullen Enhanced Equity Income Fund (the “Enhanced Equity Income Fund” or the “Fund”) seeks long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Enhanced Equity Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Enhanced Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when the Enhanced Equity Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Enhanced Equity Income Fund’s performance. Further, by writing covered call options, the Fund’s portfolio securities are susceptible to being called by the holder of the option, thereby creating a likelihood of additional portfolio turnover. During the most recent fiscal period, the Enhanced Equity Income Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Enhanced Equity Income Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Enhanced Equity Income Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Enhanced Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year, and that the Enhanced Equity Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Enhanced Equity Income Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in dividend paying common stocks of medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment) and large-capitalization companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment). As a point of comparison, a high dividend common stock that the Enhanced Equity Income Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the S&P 500® Index.

The Enhanced Equity Income Fund invests roughly similar amounts of its assets in each stock in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. In addition to seeking high dividend yield, the Adviser employs a “value” style investing approach, which means that it selects stocks for the portfolio by screening for securities with low price-to-earnings ratios but that possess above-average earnings and dividend growth potential. For securities that meet such screening criteria, the Adviser will conduct fundamental research on the underlying company. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the Enhanced Equity Income Fund, in order to generate additional portfolio income, will selectively write covered call options, on a target range of between 25-40% of the underlying equity securities owned by the Enhanced Equity Income Fund. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the Enhanced Equity Income Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Enhanced Equity Income Fund may invest up to 30% of its assets in foreign securities. These investments are generally made in American Depositary Receipts (“ADRs”), which trade on U.S. exchanges. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Enhanced Equity Income Fund generally invests substantially all of its assets in common stocks and ADRs but may invest in other equity securities, which can include convertible debt, exchange-traded funds (“ETFs”) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (“REITs”), equity interests in master limited partnerships (“MLPs”), and preferred stocks.

The Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Enhanced Equity Income Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in dividend paying common stocks of medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment) and large-capitalization companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the total return of the Enhanced Equity Income Fund from year to year (on a calendar year-to-date basis), and the table shows the Enhanced Equity Income Fund’s average annual total return over time compared with one or more broad measures of market performance. The S&P 500 Index serves as the Fund’s regulatory broad-based securities market index. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Enhanced Equity Income Fund and, by comparing the Fund’s performance to one or more broad measures of market performance, give some indication of the risks of an investment in the Fund. The Enhanced Equity Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Enhanced Equity Income Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the total return of the Enhanced Equity Income Fund from year to year (on a calendar year-to-date basis), and the table shows the Enhanced Equity Income Fund’s average annual total return over time compared with one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Per new regulatory requirements, the Fund’s regulatory broad-based securities market index is the S&P 500, which represents 500 of the largest companies listed on stock exchange in the United States.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-485-8586
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cullenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Enhanced Equity Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Enhanced Equity Income Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31, 2023
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Enhanced Equity Income Fund’s 2024 year-to-date total return through September 30, 2024 was 11.95%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.95%	Q2/2020
Lowest Return	-24.37%	Q1/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ.
Cullen Enhanced Equity Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Like all investments, investing in the Enhanced Equity Income Fund involves risks, including the risk that you may lose part or all of the money you invest.
Cullen Enhanced Equity Income Fund | General Stock Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Stock Risks. The Enhanced Equity Income Fund’s major risks are those of investing in the stock market, which can mean that the Enhanced Equity Income Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the Enhanced Equity Income Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Enhanced Equity Income Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long- term volatility in the value of the Enhanced Equity Income Fund’s shares. As a result, you could lose money investing in the Enhanced Equity Income Fund.

Cullen Enhanced Equity Income Fund | Medium-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium-Capitalization Companies Risk. The Enhanced Equity Income Fund may invest in the stocks of medium-capitalization companies. Medium- capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Enhanced Equity Income Fund’s portfolio.

Cullen Enhanced Equity Income Fund | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Companies Risk. The Enhanced Equity Income Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Cullen Enhanced Equity Income Fund | Value Style Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Enhanced Equity Income Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Cullen Enhanced Equity Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

●	future political and economic developments,
●	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
●	the possible establishment of exchange controls,
●	the possible seizure or nationalization of foreign investments, and
●	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Enhanced Equity Income Fund if any of the following occur:

●	foreign stock markets decline in value,
●	the Enhanced Equity Income Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,
●	the value of a foreign currency declines relative to the U.S. dollar, or
●	political, social or economic instability in a foreign country causes the value of the Enhanced Equity Income Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Cullen Enhanced Equity Income Fund | Options or Covered Call Writing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options or Covered Call Writing Risk. The Fund will write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. The market price of the call will, in most instances, move in conjunction with the price of the underlying equity security. However, if the security rises in value and the call is exercised, the Enhanced Equity Income Fund may not participate fully in the market appreciation of the security, which may negatively affect your investment return. The Fund’s writing of covered call options is also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), governs the use of certain derivatives by registered investment companies. The Fund has implemented policies and procedures to comply with Rule 18f-4. Rule 18f-4 imposes limits on the amount of certain derivatives a fund can enter into, eliminated the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives (including for purposes of Rule 18f- 4, covered call options) is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

The U.S. government may consider adopting and implementing other new, additional regulations governing derivatives markets, which new regulations may impact options or covered call writing, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, impose reporting and other obligations on the Fund in connection with its investments in derivatives, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use derivative products, including options or covered calls, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Cullen Enhanced Equity Income Fund | Government Intervention Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Government Intervention Risk. The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Cullen Enhanced Equity Income Fund | Market Disruptions Risk; Sovereign Debt Crises Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Disruptions Risk; Sovereign Debt Crises Risk. The global financial markets have in recent years undergone pervasive and fundamental disruptions. This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including political uncertainty, and high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world. The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Cullen Enhanced Equity Income Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Cullen Enhanced Equity Income Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[32]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[32]
Since Inception	rr_AverageAnnualReturnSinceInception	13.17%	[32],[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015
Cullen Enhanced Equity Income Fund | CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	6.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015
Cullen Enhanced Equity Income Fund | Cullen Enhanced Equity Income Fund - Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ENHRX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[34]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%	[35]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.50%	[36]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[37]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425	[38]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	771	[38]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,746	[38]
Annual Return 2016	rr_AnnualReturn2016	11.30%
Annual Return 2017	rr_AnnualReturn2017	10.37%
Annual Return 2018	rr_AnnualReturn2018	(5.33%)
Annual Return 2019	rr_AnnualReturn2019	17.84%
Annual Return 2020	rr_AnnualReturn2020	1.24%
Annual Return 2021	rr_AnnualReturn2021	21.37%
Annual Return 2022	rr_AnnualReturn2022	0.50%
Annual Return 2023	rr_AnnualReturn2023	0.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.37%)
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.82%	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015
Cullen Enhanced Equity Income Fund | Cullen Enhanced Equity Income Fund - Retail Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.69%)	[39]
5 Years	rr_AverageAnnualReturnYear05	5.92%	[39]
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%	[33],[39]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015
Cullen Enhanced Equity Income Fund | Cullen Enhanced Equity Income Fund - Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.73%
5 Years	rr_AverageAnnualReturnYear05	5.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015
Cullen Enhanced Equity Income Fund | Cullen Enhanced Equity Income Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ENHNX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[34]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%	[35]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%	[36]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[37]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347	[38]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638	[38]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,466	[38]
1 Year	rr_AverageAnnualReturnYear01	0.96%
5 Years	rr_AverageAnnualReturnYear05	8.23%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015
Cullen Enhanced Equity Income Fund | Cullen Enhanced Equity Income Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ENHCX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[34]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%	[35]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.25%	[36]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[37]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655	[38]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159	[38]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,543	[38]
1 Year	rr_AverageAnnualReturnYear01	(0.05%)
5 Years	rr_AverageAnnualReturnYear05	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015

[1]	You will be charged a 2% redemption fee if you redeem or exchange shares of the High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[2]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the High Dividend Fund’s statement of operations for its most recently completed fiscal year.
[3]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the High Dividend Fund and does not include Acquired Fund Fees and Expenses.
[4]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares, and 0.75% for Class I shares, through October 31, 2025 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the High Dividend Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the High Dividend Fund or the Adviser prior to the Termination Date.
[5]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2025. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[6]	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I and Class C shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after- tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[7]	You will be charged a 2% redemption fee if you redeem or exchange shares of the International High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the International High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The International High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[8]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the International High Dividend Fund’s statement of operations for its most recently completed fiscal year.
[9]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the International High Dividend Fund and does not include Acquired Fund Fees and Expenses.
[10]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares and 1.00% for Class I shares, through October 31, 2025 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the International High Dividend Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the International High Dividend Fund or the Adviser prior to the Termination Date.
[11]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2025. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[12]	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I and Class C shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[13]	Per new regulatory requirements, the Fund’s regulatory broad-based securities market index is the Russell 1000® Index, which represents the overall U.S. equity market.
[14]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Small Cap Value Fund within seven (7) days of purchase. The redemption fee is payable to the Small Cap Value Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The Small Cap Value Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[15]	Other expenses for the Retail Class shares, Class C shares and Class I shares, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Small Cap Value Fund’s statement of operations for its most recently completed fiscal year.
[16]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Small Cap Value Fund and does not include Acquired Fund Fees and Expenses.
[17]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares and 1.00% for Class I shares, through October 31, 2025 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Small Cap Value Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Small Cap Value Fund or the Adviser prior to the Termination Date.
[18]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2025. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[19]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[20]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Value Fund within seven (7) days of purchase. The redemption fee is payable to the Value Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The Value Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[21]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Value Fund’s statement of operations for its most recently completed fiscal year.
[22]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Value Fund and does not include Acquired Fund Fees and Expenses.
[23]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares of the Value Fund, through October 31, 2025 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Value Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Value Fund or the Adviser prior to the Termination Date.
[24]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2025. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[25]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[26]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Emerging Markets High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the Emerging Markets High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The Emerging Markets High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[27]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Emerging Markets High Dividend Fund’s statement of operations for its most recently completed fiscal year.
[28]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Emerging Markets High Dividend Fund and does not include Acquired Fund Fees and Expenses.
[29]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares and 1.00% for Class I shares through October 31, 2025 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Emerging Markets High Dividend Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Emerging Markets High Dividend Fund or the Adviser prior to the Termination Date.
[30]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2025. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[31]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
[32]	Per new regulatory requirements, the Fund’s regulatory broad-based securities market index is the S&P 500, which represents 500 of the largest companies listed on stock exchange in the United States.
[33]	The Enhanced Equity Income Fund commenced operations on December 15, 2015. The returns for the index have been calculated since the inception date of each class.
[34]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Enhanced Equity Income Fund within seven (7) days of purchase. The redemption fee is payable to the Enhanced Equity Income Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading. The Enhanced Equity Income Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.
[35]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Enhanced Equity Income Fund’s statement of operations for its most recently completed fiscal year.
[36]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Enhanced Equity Income Fund and does not include Acquired Fund Fees and Expenses.
[37]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees & Expenses, interest, taxes, and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares of the Enhanced Equity Income Fund, through October 31, 2025 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Enhanced Equity Income Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Fund Operating Expenses may not be terminated by either the Enhanced Equity Income Fund or the Adviser prior to the Termination Date.
[38]	The Expense Example amounts assume that the expense waiver and reimbursement agreement remains in effect only through October 31, 2025. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[39]	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).